FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment of Intangible Assets, Finite-lived	$ 564	$ 67,342	$ 826
Other than Temporary Impairment Losses, Investments	$ 48,335	$ 0	$ 0